Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Summary of Functional Currency

The Group’s presentation currency is the euro, which is also the functional currency of GENFIT S.A. The functional currency of GENFIT CORP is the U.S. dollar.  The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	As of
Ratio : 1 US dollars (USD) = x euros (EUR)	2018/12/31	2019/12/31	2020/12/31
Exchange rate at period end	0.87336	0.89015	0.81493
Average exchange rate for the period	0.84758	0.89341	0.87755

Summary of Estimated Useful Lives

Estimated useful lives are as follows:

Building on non-freehold land	10 years
Fittings and fixtures	Between 9 and 25 years
Scientific equipment	Between 2 and 12 years
Computer equipment	Between 2 and 5 years
Furniture	Between 4 and 10 years
Vehicles	Between 4 and 6 years